Risk Management - Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	₩ 2,372,351	₩ 274
Fair value risk hedge	97,810	102,555
Trading purpose	5,129,664	9,092,098
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	245,304	(219)
Fair value risk hedge	8,927	(6,816)
Trading purpose	5,129,664	9,092,008
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	721,902	193
Fair value risk hedge	24,385	46,231
Trading purpose	0	90
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	69,178	31
Fair value risk hedge	15,933	(11,740)
Trading purpose	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	691,883	62
Fair value risk hedge	20,814	44,950
Trading purpose	0	0
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	608,819	207
Fair value risk hedge	38,364	35,764
Trading purpose	0	0
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	35,265	0
Fair value risk hedge	(10,613)	(5,834)
Trading purpose	₩ 0	₩ 0